Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt

Debt is comprised of the following at December 31, 2012 and 2011:

(in millions)	2012	2011
Senior Secured Credit Facility Term Loans	$1,235.5	$1,001.6
8% Senior Notes due 2016(a)	295.7	294.6
6 1/8% Senior Notes due 2022(a)	300.0	300.0
7 1/2% Senior Subordinated Notes due 2017(b)	655.3	656.5
7 1/2% Senior Subordinated Notes due 2020(b)	468.4	464.0
1 7/8% Senior Subordinated Convertible Notes due 2018	420.9	—
Securitization Facility	383.8	300.0
Revolving Credit Facility	—	—
2% Subordinated Note due 2012	—	99.7
Non-U.S. borrowings	31.8	35.6
Other	6.7	7.4

Total debt	3,798.1	3,159.4

Less: current portion	(504.7)	(269.3)

Total long-term debt	$3,293.4	$2,890.1

(a)	Collectively, the “Senior Notes.”
(b)	Collectively, the “Senior Subordinated Notes.”

Debt Maturities

The Company’s debt maturities for the five years following December 31, 2012 and thereafter are as follows:

Years Ending December 31,	Amount
(in millions)
2013	$504.7
2014	146.9
2015	297.6
2016	392.2
2017	657.1
Thereafter	1,899.0

Total principal payments	3,897.5
Net discount and other	(99.4)

Total	$3,798.1

Fair Market Value of Total Debt	At December 31, 2012 and 2011, the approximate fair market value of total debt is as follows:

(in millions)	2012	2011
Level 1	1,895	1,801
Level 2	2,076	1,444

Total	$3,971	$3,245